Income Taxes - Summary of Income Tax Related to Components of Other Comprehensive Income and Retained Earnings (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use	€ (2)	€ 1	€ 7
Remeasurements of defined benefit plans	140	90	(15)
Income tax will not be reclassified to profit or loss	138	92	(8)
Items that may be reclassified subsequently to profit and loss:
(Gains) / losses on revaluation of available-for-sale investments	(666)	(726)	531
(Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale investments	2	94	(17)
Changes in cash flow hedging reserve	54	3	1
Movement in foreign currency translation and net foreign investment hedging reserve	(7)	(5)	(20)
Income tax will be reclassified to profit or loss	(616)	(634)	494
Total income tax related to components of other comprehensive income	(479)	(542)	487
Income tax related to equity instruments and other
Income tax related to equity instruments	18	51	38
Other	1	(1)	(12)
Total income tax recognised directly in retained earnings	€ 19	€ 50	€ 26